AMERICAN EAGLE FUNDS, INC.


                    AMERICAN EAGLE CAPITAL APPRECIATION FUND

                           AMERICAN EAGLE TWENTY FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 1999

FINANCIAL STATEMENTS                                           December 31, 1999
STATEMENTS OF ASSETS AND LIABILITIES

                                                                        AMERICAN EAGLE                AMERICAN EAGLE
                                                                     CAPITAL APPRECIATION                 TWENTY
                                                                             FUND                          FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------------
       Cash                                                                   $ 100,000                         $ 100,000
       Receivable from investment adviser                                           330                               330
                                                                       ---------------------------------------------------
         Total Assets                                                           100,330                           100,330
                                                                       ---------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------------------
       Payable to investment adviser                                             25,500                            25,500
       Accrued investment advisory fee                                                3                                 3
       Accrued administrative fee                                                    61                                61
       Accrued expenses and other liabilities                                       280                               280
                                                                       ---------------------------------------------------
         Total Liabilities                                                       25,844                            25,844
                                                                       ---------------------------------------------------
                                                                       ---------------------------------------------------
       Net assets applicable to outstanding capital stock                      $ 74,486                          $ 74,486
                                                                       ---------------------------------------------------

NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------
       Capital stock

           (par value $.01 per share - authorized 10 billion shares;
            outstanding; 7,450 and 7,450 shares , respectively)                  74,486                            74,486
       Undistibuted net investment loss                                               -                                 -
                                                                       ---------------------------------------------------
         Total net assets                                                      $ 74,486                          $ 74,486
                                                                       ---------------------------------------------------
       Net Asset Value Per Share                                                $ 10.00                           $ 10.00
                                                                       ---------------------------------------------------

FINANCIAL STATEMENTS       For the Period December 30, 1999* - December 31, 1999
STATEMENTS OF OPERATIONS

                                                                       AMERICAN EAGLE                AMERICAN EAGLE
                                                                     CAPITAL APPRECIATION                TWENTY
                                                                            FUND                          FUND
------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------
       Investment advisor fee                                                      $ 3                              $ 3
       Registration fee                                                             67                               67
       Administrative fee                                                           61                               61
       Fund accounting fee                                                          56                               56
       Audit fees                                                                   38                               38
       Legal fees                                                                   27                               27
       Transfer agent fee                                                           27                               27
       Transfer agent expense                                                       22                               22
       Custodian fee                                                                18                               18
       Reports to shareholders                                                       8                                8
       Directors' fees                                                               4                                4
       Other                                                                        13                               13
                                                                      --------------------------------------------------
         Total expenses before reimbursement                                       344                              344
       Reimbursement of expenses                                                  (330)                            (330)
                                                                      --------------------------------------------------
         Expenses after reimbursement                                               14                               14
                                                                      --------------------------------------------------
       Net investment loss                                                       $ (14)                           $ (14)
                                                                      --------------------------------------------------


       * Commencement of operations
FINANCIAL STATEMENTS       For the Period December 30, 1999* - December 31, 1999
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AMERICAN EAGLE                AMERICAN EAGLE
                                                                    CAPITAL APPRECIATION                TWENTY
                                                                           FUND                          FUND
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------
       Net investment loss                                                       $ (14)                           $ (14)
       Net realized gain on investments                                              -                                -
       Net change in unrealized appreciation
         (depreciation) on investments                                               -                                -
                                                                      -----------------          -----------------------
       Net increase (decrease) in net assets resulting
         from operations                                                           (14)                             (14)
                                                                      -----------------          -----------------------

CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
       Net proceeds from shares sold                                                 -                                -
       Distributions reinvested                                                      -                                -
       Cost of shares redeemed                                                       -                                -
                                                                      -----------------          -----------------------
       Net increase (decrease) in net assets resulting
         from capital share transactions                                             -                                -
                                                                      -----------------          -----------------------

NET ASSETS
------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                   $ (14)                           $ (14)
       Net assets at beginning of period                                        74,500                           74,500
                                                                      -----------------          -----------------------
       Net assets at end of period                                            $ 74,486                         $ 74,486
                                                                      -----------------          -----------------------

       * Commencement of operations

FINANCIAL STATEMENTS       For the Period December 30, 1999* - December 31, 1999
FINANCIAL HIGHLIGHTS

                                                                     AMERICAN EAGLE                   AMERICAN EAGLE
                                                                   CAPITAL APPRECIATION                   TWENTY
                                                                          FUND                             FUND
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
---------------------------------------------------------------------------------------------------------------------------
       Beginning of period                                                    $ 10.00                              $ 10.00
                                                                    ------------------          ---------------------------

OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
       Net investment loss                                                          -                                    -
       Net realized and unrealized gains on investments                             -                                    -
                                                                    ------------------          ---------------------------
       Total from operations                                                        -                                    -
                                                                    ------------------          ---------------------------

NET ASSET VALUE
---------------------------------------------------------------------------------------------------------------------------

       End of period                                                          $ 10.00                              $ 10.00
                                                                    ------------------          ---------------------------

Total return                                                                    0.00%                                0.00%
Net assets at end of period                                                  $ 74,486                             $ 74,486

RATIO OF EXPENSES TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
       Before expense reimbursement                                           168.87%                              168.87%
       After expense reimbursement                                              6.96%                                6.96%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
       Before expense reimbursement                                          -168.87%                             -168.87%
       After expense reimbursement                                             -6.96%                               -6.96%

Portfolio turnover rate                                                         0.00%                                0.00%


       * Commencement of operations



                           AMERICAN EAGLE FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Eagle Capital Appreciation Fund ("Capital Appreciation Fund") and American Eagle Twenty Fund ("Twenty Fund") (each, a "Fund" or collectively, the "Funds") are separate non-diversified investment portfolios and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Funds commenced operations on December 30, 1999. The Funds had no operations prior to December 30, 1999, except for each Fund sold 7,450 shares on December 27, 1999 to an officer of Jundt Associates, Inc. in the amount of $100,000 at which time the Fund incurred $25,500 of organizational costs. Jundt Associates, Inc. serves as the investment adviser (the"Adviser") and is responsible for managing the Funds' portfolio of securities.

The investment objectives of the Funds are as follows:

o Capital Appreciation Fund's objective is capital appreciation. The Fund will maintain a core portfolio of long positions in 30 to 50 of primarily American growth companies without regard to their size. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect against adverse market price changes and to generate additional investment returns.

o Twenty Fund's objective is capital appreciation. The Fund will maintain a more concentrated portfolio of long positions in approximately, but not less than, 20 stocks of primarily American growth companies without regard to their size. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect against adverse market price changes and to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES

Expenses incurred by the Company in connection with the organization and the initial public offering of shares of the Funds were expensed as incurred. These expenses were advanced by the Adviser and were subsequently reimbursed by the Funds. Prepaid initial registration expenses are deferred and amortized over the period of benefit.

INVESTMENT IN SECURITIES

Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, are valued at amortized cost, which approximates market value.

FEDERAL TAXES

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment and realized gains, if any, to avoid the payment of any federal excise taxes. Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. As a result of permanent book-to-tax differences, accumulated net investment loss has been increased by $14 and capital stock has been decreased by $14 in both the Capital Appreciation Fund and the Twenty Fund.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. Government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES

The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS

For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities to protect against changes in market prices and to generate additional investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS

The Funds may buy and sell index futures contracts and related options for hedging purposes and to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS

The Funds may seek to hedge investments or realize additional gains through short sales. Short selling obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and/or other liquid securities sufficient to cover its short position.

DISTRIBUTION TO SHAREHOLDERS

Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES

Expenses directly attributable to each Fund are charged to that Fund's operations; expenses that are applicable to both Funds are allocated between the Funds on a pro rata basis.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

The Funds had no investment security transactions during the period from December 30, 1999 to December 31, 1999.

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Jundt Associates, Inc. is the investment adviser for the Funds. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For its services, the investment adviser receives from each Fund a monthly fee at an annual rate of 1.3% of each Fund's average daily net assets.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares.

Legal fees incurred will be paid to a law firm of which the secretary of the Funds is a partner.



                          Independent Auditors' Report

The Shareholders and Board of Directors of
American Eagle Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of American Eagle Capital Appreciation Fund and American Eagle Twenty Fund (funds within American Eagle Funds, Inc.) as of December 31, 1999 and the statements of operations, the statements of changes in net assets and the financial highlights for the period from December 30, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of cash owned with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Eagle Capital Appreciation Fund and American Eagle Twenty Fund as of December 31, 1999 and the result of their operations, changes in their net assets and the financial highlights for the period stated in the first paragraph above, in conformity with generally accepted principles.

KPMG LLP

Minneapolis, Minnesota
February 18, 2000

INVESTMENT ADVISER
Jundt Associates, Inc.
1550 Utica Avenue South
Suite 950
Minneapolis, MN  55416

DISTRIBUTOR
U.S. Growth Investments, Inc.
1550 Utica Avenue South
Suite 935
Minneapolis, MN  55416

ADMINISTRATOR
Firstar Mutual Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI  53202

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI  53202

CUSTODIAN
Firstar Bank, N.A.
625 Walnut Street
Cincinnati, OH  45202

INDEPENDENT AUDITORS KPMG LLP 4200 Norwest Center 90 South Seventh Street Minneapolis, MN 55402

LEGAL COUNSEL
Faegre & Benson LLP
2200 Norwest Center
Minneapolis, MN  55402

FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEE, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-335-0333 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUND'S CURRENT PROSPECTUS.